Income Taxes (Schedule of Components of Company's Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Tax losses carry forwards	$ 139,914	$ 87,718
Inventory related	12,124	18,317
Intangibles assets	38,379	31,890
Provision for employee related obligations	3,568	7,672
Stock-based compensation expense	6,040	6,214
Deferred revenue	3,211	3,344
Depreciation	1,140	1,994
Allowance for doubtful accounts	645	776
Foreign currency losses	587
Research and development credit carry forwards	9,998	8,355
Other items	1,560	2,223
Gross deferred tax assets	217,166	168,503
Valuation allowance	(201,376)	(152,115)
Total deferred tax assets	15,790	16,388
Deferred tax liabilities
Intangibles assets	(17,053)	(28,387)
Foreign currency losses		(450)
Depreciation	(2,662)	(1,852)
Total deferred tax liabilities	(19,715)	(30,689)
Net deferred tax liabilities	$ (3,925)	$ (14,301)